UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 28, 2002

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     JDS Capital Management, Inc.
Address:  780 3RD AVENUE, 45TH FLOOR
          NEW YORK, NY 10017-2024

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joseph D. Samberg
Title: Managing Member
Phone: 212-833-9921
Signature, Place and Date of Signing:

/s/ Joseph D. Samberg, New York, July 16, 2002

Report Type (Check only one.):
[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    13

Form 13F Information Table Value Total:    27782

                                                                FORM 13F INFORMATION TABLE

                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D AT&T WIRELESS SERVICES INC     OPTIONS - CALLS  00209A1GU     2058   230000 SH  CALL SOLE     01          230000        0        0
D CURAGEN CORP COM               COMMON STOCK     23126R101      868   157500 SH       SOLE     01          157500        0        0
D E M C CORP MASS COM            OPTIONS - CALLS  2686480GU     5364   450000 SH  CALL SOLE     01          450000        0        0
D GEMSTAR-TV GUIDE INT           COMMON STOCK     36866W106      485    90000 SH       SOLE     01           90000        0        0
D GEMSTAR-TV GUIDE INT           OPTIONS - CALLS  36866W0GB     9983   675000 SH  CALL SOLE     01          675000        0        0
D INTERDIGITAL COMMUNICATIONS CO COMMON STOCK     45866A105     1290   142500 SH       SOLE     01          142500        0        0
D MACROVISION CORP COM           COMMON STOCK     555904101     1242    94700 SH       SOLE     01           94700        0        0
D NEXTEL COMMUNICATIONS INC      OPTIONS - CALLS  65332V0GQ     2464   458000 SH  CALL SOLE     01          458000        0        0
D OMNIVISION TECH                COMMON STOCK     682128103      689    48000 SH       SOLE     01           48000        0        0
D SPEEDFAM-IPEC INC              COMMON STOCK     847705100     1660   316812 SH       SOLE     01          316812        0        0
D TTR INC COM                    COMMON STOCK     87305U102      200   668310 SH       SOLE     01          668310        0        0
D VERITAS SOFTWARE CORP COM      COMMON STOCK     923436109     1336    67500 SH       SOLE     01           67500        0        0
D WORLDCOM INC WORLDCOM GROUP CO COMMON STOCK     98157D106      143  1590000 SH       SOLE     01         1590000        0        0
S REPORT SUMMARY                 13 DATA RECORDS               27782        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED